Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Interest income	€ 31		€ 59		€ 126
Interest expense	(65)		(1,967)		(2,065)
Depreciation of prepaid expenses on debt grant	0		0		(31)
Changes in fair value of convertible debentures	0		(282)
Changes in fair value of the Investor Warrants	0		83
Changes in fair value of hte Placement Agent Warrants	1,722		1,007		(92)
Impact from the January 2012 Exchange Agreement	0		(2,250)
Financial (expense) income, net		€ 1,771		€ (901)		€ (4,594)